CONSOLIDATED BALANCE SHEETS (CNY) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	2,155,009	2,119,740
Restricted cash	833,084	588,413
Notes receivable	74,984	207,224
Accounts receivable from third party customers, net	2,079,465	748,414
Accounts receivable from related party customers, net	382,276	295,697
Inventories	1,886,268	1,347,094
Advances to third party suppliers, net	277,595	288,472
Advances to related party suppliers, net	60,000	113,000
Amount due from related parties	47,890	43,436
Other current assets	713,763	536,134
Deferred tax assets	90,169	64,409
Total current assets	8,600,503	6,352,033
Property, plant and equipment, net	4,166,747	4,158,108
Project assets, net	651,494	47,746
Intangible asset, net	12,728	14,423
Deferred tax assets	148,522	58,050
Advances to third party suppliers, net	441,559	753,310
Advances to related party suppliers, net	10,145	603
Prepaid land use rights	438,556	448,619
Investment in joint venture and affiliates	13,524	48,802
Total assets	14,483,778	11,881,694
Current liabilities:
Short-term borrowings and current portion of long term borrowings	2,297,533	2,058,515
Accounts payable to third parties	2,439,097	1,570,850
Accounts payable to related parties	331,202	311,781
Tax payables	79,562	11,028
Advances from third party customers	243,959	191,428
Advances from related party customers		11,295
Other payables to third parties	693,371	482,270
Payroll and welfare payables	234,168	202,743
Accrued expenses	147,294	166,054
Amounts due to related parties	8,115	3,814
Derivatives liabilities - warrants	105,785	31,106
Total current liabilities	6,580,086	5,040,884
Accrued warranty costs	251,740	158,897
Other long-term liabilities	282,684	269,575
Long-term borrowings	1,902,400	1,554,000
Derivatives liabilities - warrants		154,259
Total liabilities	9,016,910	7,177,615
Commitments and Contingencies
Shareholders' equity :
Ordinary shares(US$0.0001 par value; 500,000,000 shares authorized, 227,499,837 and 252,301,917 shares issued and outstanding as of December 31, 2013 and December 31, 2014, respectively)	186	170
Additional paid-in capital	5,638,703	5,327,177
Statutory reserves	436,807	410,150
Accumulated deficit	(726,610)	(1,123,724)
Accumulated other comprehensive income	11,086	6,489
Total shareholders' equity attributable to JA Solar Holdings	5,360,172	4,620,262
Noncontrolling interest	106,696	83,817
Total shareholders' equity	5,466,868	4,704,079
Total liabilities and shareholders' equity	14,483,778	11,881,694